Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Schedule of Useful Lives for Property, Plant and Equipment
The following useful lives shown on an average basis are applied across the Group:

Years
Roads, buildings and leasehold improvements	2 – 50
Installations, machinery and equipment:
Thermal power plants	10 – 35
Hydro-electric plants	70 – 90
Wind power plants	25
Power generation and electrical	20
Dams	18 – 80
Office furniture, motor vehicles and other equipment	3 – 16
Substations, medium voltage equipment and transf.MV/LV	30 – 40
Meters and connections	10 – 25

Schedule of Amortizable Useful Lives for Intangible Assets	The estimated useful lives for current and comparative year are as follows:
•	Concessions	33 years*

•	Customer relationships	1-12 years

•	Software costs	5 years

•	Others	5-27 years